Vessels, net	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net:

(a)	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$80,360,967	$(3,335,273)	$77,025,694
Improvements, and other vessel costs	50,489	—	50,489
Depreciation	—	(4,308,390)	(4,308,390)
Balance December 31, 2024	$80,411,456	$(7,643,663)	$72,767,793
Acquisitions, improvements and other vessel costs	67,811,161	—	67,811,161
Spin-off of Handysize tanker vessel (Note 1)	(8,912,837)	2,199,697	(6,713,140)
Vessel disposals	(37,139,899)	3,892,757	(33,247,142)
Depreciation	—	(4,438,110)	(4,438,110)
Balance December 31, 2025	$102,169,881	$(5,989,319)	$96,180,562

(b)	Vessel Acquisitions:

On May 3, 2025, the Company entered into an agreement to purchase a 2021-built MR (MR2 class) tanker vessel from an unaffiliated third party for a purchase price of $36.25 million. The M/T Wonder Altair was delivered to the Company on July 11, 2025.

On September 19, 2025, the Company, through a wholly owned subsidiary, entered into an agreement with an unaffiliated third-party to acquire a 2014-built MR (MR2 class) tanker vessel for a purchase price of $30.3 million. The M/T Wonder Maia was delivered to the Company on September 29, 2025.
During the year ended December 31, 2024, there were no vessel acquisitions.

The Company reviewed all its vessels for impairment and none were found to have an indication of impairment as the fair value was in excess of carrying value at December 31, 2023, 2024 and 2025.

(c)	Vessel Disposals:

Continuing operations:

On July 10, 2025, the Company entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Syrax, at a price of $18.0 million. The vessel was delivered to its new owner on September 3, 2025 (Note 4).

On September 16, 2025, the Company entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Terrax, at a price of $20.0 million. The vessel was delivered to its new owner on September 25, 2025 (Note 4).

Discontinued operations:

On January 8, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Sirius for a gross sale price of $33.8 million. The vessel was delivered to its new owners on January 24, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a gain of $19.6 million which is presented in ‘Gain on sale of vessel’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income from discontinued operations (Note 3).

The respective sales of the above vessels took place due to favorable offers in each case.